Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 382	$ 190	$ 178
Savings accounts	2,531	920	624
Time deposits and money market accounts	50,439	4,617	5,863
Total	53,352	5,727	$ 6,665
Maturity of Time Deposits [Abstract]
Under 1 year	1,715,122
1 to 2 years	26,971
2 to 3 years	1,122
3 to 4 years	91,716
4 to 5 years	1,061
Over 5 years	32
Total time deposits	1,836,024	1,028,763
Amount included in time deposits with balance in excess of $250,000	$ 474,400	$ 250,000